Balance Sheet Components - Prepaid and Other Current Assets (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid expenses and other assets
Prepaid expenses	$ 565,775	$ 369,881	$ 279,366
Deferred issuance costs	4,849,859	3,709,542	164,358
Cost-share receivables	196,846	126,042	51,000
Simple agreement for future equity receivable			340,000
Refundable deposit	125,000	125,000
Other	25,361
Total prepaid and other current assets	$ 5,762,841	$ 4,330,465	$ 834,724